THE WRIGHT MANAGED INCOME TRUST

                        Supplement to Combined Prospectus
                                       of
                      Wright U.S. Government Near Term Fund
                    Wright U.S. Government Intermediate Fund
                           Wright Current Income Fund
                          Wright Total Return Bond Fund

                                dated May 1, 2004

The Board of Trustees of The Wright Managed Income Trust on November 1, 2004 approved an Agreement and Plan of Reorganization pursuant to which shareholders of the Wright U.S. Government Intermediate Fund will become shareholders of the Wright Current Income Fund, a fund with a similar investment objective and policies, on or about December 28, 2004. The reorganization is expected to be free of any tax consequences.

As of the date of this Supplement, shares of the Wright U.S. Government Intermediate Fund are no longer available for purchase by new investors. Contact the Principal Underwriter or your broker for the latest information.


November 2, 2004

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                         THE WRIGHT MANAGED INCOME TRUST

           Supplement to Combined Statement of Additional Information
                                       of
                      Wright U.S. Government Near Term Fund
                    Wright U.S. Government Intermediate Fund
                           Wright Current Income Fund
                          Wright Total Return Bond Fund

                                dated May 1, 2004

The Board of Trustees of The Wright Managed Income Trust on November 1, 2004 approved an Agreement and Plan of Reorganization pursuant to which shareholders of the Wright U.S. Government Intermediate Fund will become shareholders of the Wright Current Income Fund, a fund with a similar investment objective and policies, on or about December 28, 2004. The reorganization is expected to be free of any tax consequences.

As of the date of this Supplement, shares of the Wright U.S. Government Intermediate Fund are no longer available for purchase by new investors. Contact the Principal Underwriter or your broker for the latest information.

The paragraph entitled "Wright U.S. Government Intermediate Fund (WUSGI)" on page 4 of the Statement of Additional Information is amended by deleting the following sentence: "The Fund will not invest in derivatives."

November 2, 2004


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